Segment Information	6 Months Ended
Jun. 30, 2016
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 11: SEGMENT INFORMATION

The Company currently has two reportable segments from which it derives its revenues: Dry bulk Vessel Operations and Logistics Business. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Dry bulk Vessel Operations business consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and Forward Freight Agreements. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and push boats as well as upriver transport facilities in the Hidrovia region.
The Company measures segment performance based on net (loss)/income attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month	Three Month	Three Month	Three Month	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015	2016	2015
Revenue	$46,991	$53,583	$58,742	$66,256	$105,733	$119,839
Administrative fee revenue from affiliates	5,463	3,882	—	—	5,463	3,882
Interest expense and finance cost, net	(20,869)	(21,103)	(5,829)	(6,735)	(26,698)	(27,838)
Depreciation and amortization	(20,745)	(20,888)	(6,387)	(6,591)	(27,132)	(27,479)
Equity in net earnings of affiliated companies	3,424	17,968	—	—	3,424	17,968
Net (loss)/income attributable to Navios Holdings common stockholders	(31,112)	(30,820)	4,696	6,007	(26,416)	(24,813)
Total assets	2,363,866	2,382,752	637,829	602,432	3,001,695	2,985,184
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(80)	(480)	(27,577)	(6,484)	(27,657)	(6,964)
Investments in affiliates	388,772	371,405	—	—	388,772	371,405
Cash and cash equivalents	68,223	108,346	72,306	72,020	140,529	180,366
Restricted cash	2,671	906	—	—	2,671	906
Long-term debt (including current and non-current portion)	$1,236,709	$1,216,896	$392,187	$367,127	$1,628,896	$1,584,023

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015	2016	2015
Revenue	$93,259	$106,801	$113,961	$131,318	$207,220	$238,119
Administrative fee revenue from affiliates	10,945	7,804	—	—	10,945	7,804
Interest expense and finance cost, net	(42,415)	(42,328)	(12,033)	(13,548)	(54,448)	(55,876)
Depreciation and amortization	(33,898)	(35,626)	(13,061)	(13,058)	(46,959)	(48,684)
Equity in net earnings of affiliated companies	16,376	31,880	—	—	16,376	31,880
Net (loss)/income attributable to Navios Holdings common stockholders	(42,199)	(58,025)	8,318	6,534	(33,881)	(51,491)
Total assets	2,363,866	2,382,752	637,829	602,432	3,001,695	2,985,184
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(60,213)	(2,276)	(47,831)	(8,926)	(108,044)	(11,202)
Investments in affiliates	388,772	371,405	—	—	388,772	371,405
Cash and cash equivalents	68,223	108,346	72,306	72,020	140,529	180,366
Restricted cash	2,671	906	—	—	2,671	906
Long-term debt (including current and non-current portion)	$1,236,709	$1,216,896	$392,187	$367,127	$1,628,896	$1,584,023